Statements of Cash Flows - Quarterly (Unaudited) (Quarterly Report, USD $)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Quarterly Report
OPERATING ACTIVITIES
Net loss	$ (183,802)	$ (100,083)
Changes in operating assets and liabilities:
Accounts payable and accrued liabilities	155,975	56,931
Net cash (used) by operating activities	(27,827)	(43,152)
FINANCING ACTIVITIES
Advances on lines of credit	14,811	49,172
Proceeds on note payable
Payments on note payable	(677)	(785)
Advances - member/ shareholder loan	14,719
Member distributions		(5,287)
Net cash provided by financing activities	28,853
NET INCREASE (DECREASE) IN CASH	1,026	(52)
Cash Beginning of year	1,233	164
Cash End of year	207	112
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income taxes paid
Interest paid